TRADE ACCOUNTS RECEIVABLE - Changes in contractual assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period	R$ 93,106	R$ 104,692
Additions	337,499	254,379
Write-offs	(311,114)	(265,965)
Balance at the end of period	119,491	93,106
Additions	306,055	321,709
Gross carrying amount
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period	117,796	131,243
Additions	342,286	254,379
Write-offs	(311,114)	(267,826)
Balance at the end of period	148,968	117,796
Allowance for credit losses [member]
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period, Provision for losses	(24,690)	(26,551)
Additions	(4,787)	0
Write-offs, Provision for losses	0	(1,861)
Balance at the end of period, Provision for losses	R$ (29,477)	R$ (24,690)